Shareholder Report, Average Annual Return (Details) 198299_Soundwatch Hedged Equity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	107 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Soundwatch Hedged Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Soundwatch Hedged Equity ETF NAV
Average Annual Return, Percent	13.07%	11.88%	9.89%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	15.51%
CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM
Average Annual Return, Percent	11.48%	10.91%	6.96%